Income taxes - Schedule of Breakdown For Deferred Tax Assets and Deferred Tax Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (prior to offsetting)	€ 268,801	€ 247,098
Deferred tax liabilities (prior to offsetting)	180,901	160,105
Deferred tax assets (prior to offsetting)	272,717	268,801
Offsetting of deferred tax assets	(108,670)	(102,772)	€ (86,220)
Total deferred tax assets	164,047	166,029	160,878
Deferred tax liabilities (prior to offsetting)	184,701	180,901
Offsetting of deferred tax liabilities	(108,670)	(102,772)	(86,220)
Total deferred tax liabilities	76,031	78,129	€ 73,885
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in profit and loss	(22,044)	974
Recognized in comprehensive income/(loss)	299	(1,490)
Exchange differences and other	17,829	(21,187)
Deferred tax assets | Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(6,568)	(6,030)
Recognized in profit and loss	(175)	(224)
Recognized in comprehensive income/(loss)	(52)	(18)
Exchange differences and other	249	(296)
Balance at the ending	(6,546)	(6,568)
Deferred tax assets | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(6,872)	(8,583)
Recognized in profit and loss	869	1,215
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	246	496
Balance at the ending	(5,757)	(6,872)
Deferred tax assets | Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(116,599)	(103,099)
Recognized in profit and loss	(13,165)	(333)
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	837	(13,167)
Balance at the ending	(128,927)	(116,599)
Deferred tax assets | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(3,216)	(3,379)
Recognized in profit and loss	(269)	(70)
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	(883)	233
Balance at the ending	(4,368)	(3,216)
Deferred tax assets | Provision for obsolete inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(29,351)	(28,959)
Recognized in profit and loss	(1,909)	1,677
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	402	(2,069)
Balance at the ending	(30,858)	(29,351)
Deferred tax assets | Elimination of intercompany margin on inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(40,694)	(39,701)
Recognized in profit and loss	540	(61)
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	3,161	(932)
Balance at the ending	(36,993)	(40,694)
Deferred tax assets | Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(2,354)	(2,368)
Recognized in profit and loss	(3,678)	817
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	2,495	(803)
Balance at the ending	(3,537)	(2,354)
Deferred tax assets | Financial assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(1,706)	(1,448)
Recognized in profit and loss	0	0
Recognized in comprehensive income/(loss)	351	(258)
Exchange differences and other	(296)	0
Balance at the ending	(1,651)	(1,706)
Deferred tax assets | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(50,188)	(46,366)
Recognized in profit and loss	2,487	(4,196)
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	(3,480)	374
Balance at the ending	(51,181)	(50,188)
Deferred tax assets | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(11,253)	(7,165)
Recognized in profit and loss	(6,744)	2,149
Recognized in comprehensive income/(loss)	0	(1,214)
Exchange differences and other	15,098	(5,023)
Balance at the ending	(2,899)	(11,253)
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in profit and loss	13,096	(470)
Recognized in comprehensive income/(loss)	1,250	(362)
Exchange differences and other	(10,546)	21,628
Deferred tax liabilities | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	21,749	14,517
Recognized in profit and loss	(1,225)	(1,862)
Recognized in comprehensive income/(loss)	1,254	222
Exchange differences and other	(3,034)	8,872
Balance at the ending	18,744	21,749
Deferred tax liabilities | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	1,390	296
Recognized in profit and loss	1,479	(414)
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	(445)	1,508
Balance at the ending	2,424	1,390
Deferred tax liabilities | Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	109,362	96,615
Recognized in profit and loss	11,525	83
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	(7,439)	12,664
Balance at the ending	113,448	109,362
Deferred tax liabilities | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	47,100	46,860
Recognized in profit and loss	1,121	1,647
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	411	(1,407)
Balance at the ending	48,632	47,100
Deferred tax liabilities | Financial assets fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	1,300	1,817
Recognized in profit and loss	196	76
Recognized in comprehensive income/(loss)	(4)	(584)
Exchange differences and other	(39)	(9)
Balance at the ending	€ 1,453	€ 1,300